Mosaic Income Trust

Government Fund
High Yield Fund
Bond Fund

Semi-Annual Report
June 30, 1999 (unaudited)

Management's Discussion of Fund Performance June 30, 1999

The Period in Review As 1999 began, consensus expectation was an economic slowdown in the first half of the year, which along with deflationary pressures would prompt the Federal Reserve to continue to lower rates. But instead, as 1999 unfolded and continued into the second quarter, the domestic economy remained robust and the global economies showed signs of strengthening. Historically low unemployment rates and high consumer demand characterized the strong U.S. economy. However, despite strong demand, a tight labor market, and rising oil prices, inflation at the consumer level remained subdued. Productivity gains continue to help moderate price pressures.

With the economy showing unexpected strength and the price of energy rising, it is no wonder that the period was characterized by concerns over inflation, the specter of ensuing Federal Reserve rate hikes and higher interest rates. In fact, despite the Fed's lack of action, rates have risen 150 basis points, from the low last fall of 4.4% to 6.0% on the 10-year Treasury. During the quarter, long bonds suffered significant declines while the total return for intermediate bond indices was once again slightly negative. The stock market remained surprisingly resilient, even as it absorbed sharp losses in the more speculative sectors, specifically internet-related stocks.

The Federal Reserve demonstrated considerable caution during the quarter, which allowed the economy to stay strong. Only on the last day of the period, June 30, did the Fed announce a widely anticipated 25-basis-point rate increase. Coupled with this announcement was the Fed's less-anticipated declaration of a neutral bias, dampening fears of ensuing rate increases. Both bonds and stocks initially responded favorably to this mixed message from the Fed.

On balance, the tug-of-war between strong growth and inflation prospects continues to heat up. The Fed is being pre-emptive by raising interest rates and in effect removing some of the stimulus they added during last Fall's financial crisis. We believe that this will be a limited, and successful, Fed tightening cycle that will lead the economy to gradually slow while keeping inflation pressures low. Meanwhile, the rise in interest rates has brought considerable "value" back to the bond market and should present a solid investment opportunity in the next few months.

Mosaic High Yield Fund

Fund-at-a-Glance

Objective: Mosaic High Yield provides relatively higher income by investing in lower-rated corporate bonds.

Net Assets: $5.3 million

Date of Inception: July 21, 1983

Ticker: GITMX

Total Return 12/31/98–6/30/99: -1.97%

Mosaic Government Fund

Fund-at-a-Glance

Objective: Mosaic Government provides investors with monthly dividends by investing in bonds and other securities issued or guaranteed by the U.S. Government.

Net Assets: $5.5 million

Date of Inception: July 21, 1983

Ticker: GIGVX

Total Return 12/31/98–6/30/99: -2.24%

Mosaic Bond Fund

Fund-at-a-Glance

Objective: Mosaic Bond Fund has the dual goal of providing dividend income while seeking capital preservation. The fund invests mainly in investment grade corporate and government bonds of intermediate maturity.

Net Assets: $640 thousand

Date of Inception: April 23, 1990

Ticker: MBNDX

Total Return 12/31/98–6/30/99: -1.39%

High Yield Fund Portfolio of Investments – June 30, 1999 (unaudited)

Credit Rating*                                                                                                                                Principal
Moody's S&P                                                                                                                                     Amount          Value
CORPORATE DEBT SECURITIES: 85.27% of net assets
CABLE TELEVISION: 7.93%
B1     BB-     CSC Holdings, Inc., Senior Subordinated Debentures, 9.875, 2/15/13                  200,000   $ 216,500
Ba3   BB-     Century Communications Corporation, Senior Notes, 8.875, 1/15/07                  200,000     200,500
CAPITAL GOODS: 3.14%
Ba3 BB-     American Standard, Inc., Senior Notes, 7.375, 2/1/08                                                  175,000     164,937
CELLULAR COMMUNICATIONS: 3.22%
Baa3 A-     Sprint Spectrum, L.P., Senior Notes, 11, 8/15/06                                                           150,000     169,125
ENERGY: 5.77%
Ba3 BB     Clark Oil & Refining Corporation, Senior Notes, 9.5, 9/15/04                                  200,000      199,000
Ba1 BB+   Oryx Energy Company, Notes, 8.125, 10/15/05                                                              100,000      104,500
FINANCIALS: 11.09%
A1     A     Ford Motor Credit Company, Notes, 5.800, 1/12/09                                                        200,000      183,250
AA3 AA-  Merril Lynch, Notes, 6.875, 1/15/07                                                                                  200,000      200,000
AA3 A+     Morgan Stanley Dean Witter Discover & Company, Notes, 6.875, 3/1/07                  200,000      199,750
FOREST & PAPER PRODUCTS: 3.82%
A3  BBB+ International Paper Company, Notes, 7.0, 6/1/01                                                           200,000      201,000
HEALTHCARE: 10.29% A2 A Cardinal Health Inc., Notes, 6.25, 7/15/08                                      200,000      189,000
Ba2 BBB- Healthsouth Corporation, Senior Subordinated Notes, 9.5, 4/1/01                              150,000      154,312
Ba3 BB- Tenet Healthcare Corporation, Senior Subordinated Notes, 8.625, 1/15/07                  200,000      197,750
OIL PRODUCTS: 3.76%
Baa3 BBB Occidental Petroleum, Senior Notes, 7.375, 11/15/08                                                   200,000      197,750
RADIO & TV BROADCASTING: 4.94%
B3     N/R SFX Broadcasting, Inc., Senior Subordinated Notes, 11.375, 10/1/00                          250,000      260,000
RETAIL: 5.46%
A3 BBB+ Kohls Corporation, Notes, 6.70, 2/1/06                                                                             100,000       97,750
Baa3 BBB- Tommy Hilfiger USA, Inc., Senior Notes, 6.85, 6/1/08                                                 200,000      189,500
SUPERMARKETS: 3.74%
Caa3 CCC+ Supermarkets General Holdings Corp., Subordinated Notes, 11.625, 6/15/02      200,000     196,750
TECHNOLOGY: 12.57%
BAA2 BBB- Lexmark International, Notes, 6.75, 5/15/08                                                               250,000      237,813
A1     A+     Motorola Inc., Notes, 5.80, 10/15/08                                                                               200,000      186,500
Ba1 BBB   Seagate Technology, Inc., Senior Notes, 7.37, 3/1/07                                                   250,000      235,938
TEXTILES: 3.69%
Ba3 BB     WestPoint Stevens, Inc., Senior Notes, 7.875, 6/15/08                                                 200,000      194,000
UTILITIES: 5.85%
Ba3 BB CMS Energy Corporation, Senior Notes, 8.125, 5/15/02                                                   150,000      152,062
Ba3 BB- Toledo Edison Company, Debentures, 8.7, 9/1/02                                                            150,000      155,438
TOTAL CORPORATE DEBT SECURITIES (Cost $4,527,265)                                                                       $4,483,125
US GOVERNMENT AGENCY OBLIGATIONS: 9.45% of net assets
            Freddie Mac Notes, 6.300, 6/1/04                                                                                             500,000   $ 497,055
TOTAL US GOVERNMENT AGENCY OBLIGATIONS (Cost $500,547)                                                       $ 497,055
SHORT TERM INVESTMENTS: 1.12% of net assets
REPURCHASE AGREEMENT With Donaldson, Lufkin & Jenrette Securities Corporation issued 6/30/99 at 4.7%, due 7/1/99, collateralized by $60,195 in United States Treasury Bonds due 2/15/20. Proceeds at maturity are $59,008. (Cost $59,000)                                                                                                                                                         $ 59,000
TOTAL INVESTMENTS (Cost $5,086,812)                                                                                                        $5,039,180
CASH AND RECEIVABLES LESS LIABILITIES: 4.16% of net assets                                                             $ 218,952
NET ASSETS: 100%                                                                                                                                             $5,258,132

Government Fund Portfolio of Investments - June 30, 1999 (unaudited)

Credit Rating*                                                                                                    Principal
Moody's S&P                                                                                                        Amount          Value
US GOVERNMENT & AGENCY OBLIGATIONS: 94.62% of net assets
US TREASURY NOTES: 47.18%
Aaa AAA US Treasury Notes, 7.125, 2/29/00                                                        150,000    $ 151,968
Aaa AAA US Treasury Notes, 7.75, 2/15/01                                                           350,000      362,429
Aaa AAA US Treasury Notes, 6.25, 4/30/01                                                           250,000      253,287
Aaa AAA US Treasury Notes, 7.25, 5/15/04                                                           450,000      476,523
Aaa AAA US Treasury Notes, 5.875, 11/15/05                                                       775,000      773,101
Aaa AAA US Treasury Notes, 5.625, 2/15/06                                                         250,000      245,717
Aaa AAA US Treasury Notes, 6.5, 10/15/06                                                           300,000      309,786
US GOVERNMENT AGENCY NOTES: 37.36%
Aaa AAA Fannie Mae Notes, 5.75, 4/15/03                                                              550,000      544,792
Aaa AAA Fannie Mae Notes, 5.75, 6/15/05                                                              350,000      343,774
Aaa AAA Fannie Mae Notes, 6.65, 3/8/06                                                                325,000      317,613
Aaa AAA Fannie Mae Notes, 6.00, 5/15/08                                                               250,000      243,285
Aaa AAA Fannie Mae Notes, 6.375, 6/15/09                                                             350,000      348,838
Aaa AAA Freddie Mac Notes, 5.75, 4/15/08                                                               250,000      239,175
MORTGAGE BACKED SECURITIES: 10.08%
Aaa AAA Freddie Mac, Gold Pass Through Certificates #E57247, 6.5, 3/1/09      247,837     244,816
Aaa AAA Government National Mortgage Association II, Guaranteed Pass
                    Through Certificates #2483, 7, 9/20/27                                                   310,092      304,954
TOTAL US GOVERNMENT & AGENCY OBLIGATIONS (Cost $5,164,693)                       $5,160,058
SHORT TERM INVESTMENTS: 4.31% of net assets
REPURCHASE AGREEMENT With Donaldson, Lufkin & Jenrette Securities Corporation issued 6/30/99 at 4.70%, due 7/1/99, collateralized by $239,760 in United States Treasury Bonds due 2/15/20. Proceeds at maturity are $235,031. (Cost $235,000)                                                                                                            $ 235,000
TOTAL INVESTMENTS (Cost $5,399,693)                                                                               $5,395,058
CASH AND RECEIVABLES LESS LIABILITIES: 1.07% of net assets                                      $ 58,488
NET ASSETS: 100%                                                                                                                     $5,453,546

Bond Fund Portfolio of Investments – June 30, 1999 (unaudited)

Credit Rating*                                                                                                                                Principal
Moody's S&P                                                                                                                                     Amount          Value
COLLATERALIZED MORTGAGE OBLIGATIONS: 8.88% of net assets
Aaa AAA Ryland Acceptance Corporation, Class Four, Series 76, 9, 8/1/18                         53,940      $ 56,837
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $54,610)                                           $ 56,837
CORPORATE DEBT SECURITIES: 58.49% of net assets
CONSUMER CYCLICALS: 6.04%
Baa3 BBB- Tommy Hilfiger USA, Inc., 6.5, 6/1/03                                                                       40,000      38,650
FINANCIALS: 25.19%
Aa3     A- Associates Corp North America, Senior Notes, 6, 4/15/03                                          40,000      39,350
A1     A     Ford Motor Credit Company, 7.75, 3/15/05                                                                   40,000      41,900
Aa3 AA-  Merrill Lynch & Company, Inc., 7, 1/15/07                                                                   40,000      40,000
Aa3 A+     Morgan Stanley Dean Witter Discover & Company, 6.375, 8/1/02                          40,000      39,950
RETAIL: 12.46%
A2     A     Gap, Inc., 6.9, 9/15/07                                                                                                       40,000      40,650
Baa1 BBB+ Kohls Corporation, 6.7, 2/1/06                                                                                   40,000      39,100
TECHNOLOGY: 14.80%
Baa2 BBB- Lexmark International, Inc., 6.7, 5/15/08                                                                   40,000      38,050
Aa3 AA-     Motorola, Inc., 5.8, 10/15/08                                                                                            40,000      37,300
A2     A     Xerox Corporation, 5.5, 11/15/03                                                                                     20,000     19,375
TOTAL CORPORATE DEBT SECURITIES (Cost $384,576)                                                                       $374,325
US GOVERNMENT & AGENCY OBLIGATIONS: 27.53% of net assets
US TREASURY OBLIGATIONS: 22.12%
Aaa AAA US Treasury Notes, 6.25, 5/31/00                                                                                   60,000      60,515
Aaa AAA US Treasury Notes, 6.25, 4/30/01                                                                                   80,000      81,052
US GOVERNMENT AGENCY OBLIGATIONS: 5.41%
Aaa AAA Fannie Mae Notes, 6, 5/15/08                                                                                            10,000      9,731
Aaa N-R Fannie Mae Notes, 6.375, 6/15/09                                                                                      25,000      24,917
TOTAL US GOVERNMENT & AGENCY OBLIGATIONS (Cost $175,972)                                               $176,215
SHORT TERM INVESTMENTS: 3.59% of net assets
REPURCHASE AGREEMENT With Donaldson, Lufkin & Jenrette Securities Corporation issued 6/30/99 at 4.7%, due 7/1/99, collateralized by $23,466 in United States Treasury Bonds due 2/15/20. Proceeds at maturity are $23,003. (Cost $23,000)                                                                                                                                                     $ 23,000
TOTAL INVESTMENTS (Cost $638,158)                                                                                                            $630,377
CASH AND RECEIVABLES LESS LIABILITIES: 1.51% of net assets                                                               $ 9,668
NET ASSETS: 100%                                                                                                                                                 $640,045

Notes to the Portfolio of Investments:

* Unaudited

Moody's Moody's Investors Services, Inc.

S&P Standard & Poor's Corporation

Statements of Assets and Liabilities

June 30, 1999 (unaudited)

                                                                                                                       High Yield Government Bond
                                                                                                                      Fund              Fund              Fund
ASSETS Investments, at value (Notes 1 and 2)
Investment securities                                                                               $4,980,180      $5,160,057     $607,378
Repurchase agreements                                                                                 59,000           235,000          23,000
Total investments                                                                                       5,039,180        5,395,057       630,378
Cash                                                                                                                        648              1,499              833
Receivables Investment securities sold                                                       121,970              --                      --
Interest                                                                                                            102,540          59,582              9,191
Capital shares sold                                                                                            1,050                  --                      --
Total assets                                                                                                    5,265,388      5,456,138         640,402
LIABILITIES
Payables Dividends                                                                                              6,287              2,081              357
Deferred Interest Income                                                                                       70
Capital shares redeemed                                                                                       899                  511              --
Total liabilities                                                                                                        7,256              2,592          357
NET ASSETS (Note 6)                                                                                    $5,258,132      $5,453,546 $640,045
CAPITAL SHARES OUTSTANDING                                                                 803,697          558,773     31,342
NET ASSET VALUE PER SHARE                                                                          $6.54              $9.76          $20.42

Statements of Operations
For the six months ended June 30, 1999 (unaudited)

                                                                                                                  High Yield Government Bond
                                                                                                                      Fund              Fund        Fund
Interest income                                                                                       $ 240,564     $ 161,768     $ 22,215
Other investment income                                                                             1,298                  --                  --
Total investment income                                                                           241,862          161,768        22,215
EXPENSES (Notes 3 and 4)
Investment advisory fees                                                                               17,589          17,003          1,849
Transfer agent, administrative, registration and professional fees        14,915          14,147          2,219
Total expenses                                                                                                  32,504          31,150          4,068
NET INVESTMENT INCOME                                                                           209,358      130,618         18,147
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on investments                                                               (301,536)        11,892              (113)
Change in net unrealized appreciation of investments                            (19,748)     (269,301)      (29,000)
NET LOSS ON INVESTMENTS                                                                     (321,284)      (257,409)     (29,113)
TOTAL DECREASE IN NET ASSETS RESULTING FROM OPERATIONS $(111,926) $(126,791) $(10,966)

Statements of Changes in Net Assets For the period indicated

                                                                               High Yield Fund            Government Fund                   Bond Fund
                                                                             Six Months   Year             Six Months Year             Six Months    Year
                                                                             Ended June   Ended          Ended June Ended          Ended  June    Ended
                                                                              30, 1999         December   30, 1999       December   30, 1999        December
                                                                             (unaudited)     31, 1998     (unaudited)  31, 1998       (unaudited)  31, 1998
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS
Net investment income                                     $209,358      $ 522,635          $130,618     $ 277,551     $ 18,147     $ 48,130
Net realized gain (loss) on investments       (301,536)      (239,050)              11,892           44,837         (113)          9,796
Net unrealized appreciation (depreciation)
on investments                                                   (19,748)          (19,659)          (269,301)          138,728     (29,000)     13,124
Total increase (decrease) in net
assets resulting from operations                   (111,926)           263,926          (126,791)        461,116        (10,966)    71,050
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income                          (209,421)          (522,572)          (130,618)      (277,551)   (18,147)  (48,082)
CAPITAL SHARE TRANSACTIONS (Note 8) (574,827)          (103,499)          (51,864)           80,235   (154,370) (325,972)
TOTAL INCREASE (DECREASE) IN
NET ASSETS                                                       (896,174)              (362,145)          (309,273)        263,800 (183,483)  (303,004)
NET ASSETS
Beginning of period                                      $6,154,306         $6,516,451    $5,762,819     $5,499,019  $ 823,528  $1,126,532
End of period                                                   $5,258,132          $6,154,306      $5,453,546 $5,762,819   $ 640,045      $823,528

Financial Highlights

Selected data for a share outstanding throughout each period indicated:

                                                                                                                                                                               Ratio of                                                                                                                                                                Ratio of     net
           Net                     Net realized &                                                          Net                   Net         expenses investment
Year   asset                  unrealized                   Dist'ions Distributions     asset                assets     to             income to
ended value   Net         gain         Total from from net  from                     value               end of     average average
Dec.    begin.  invest.  (loss) on   investmt     investmt capital      Total  end of   Total    year       net         net     Portfolio
31       of year income investmts operations income    gains   dist'ions year     return (1000s)   assets  assets   turnover
High Yield Fund
1999-5 $6.92 $0.25     $(0.38)     $(0.13)          $(0.25)     --              $(0.25)    $ 6.54  -3.94%-4 $5,258 1.13%-4  7.26%-4  39%
1998     7.21    0.58      (0.29)         0.29              (0.58)      --                  (0.58)      6.92    4.07          6,154 1.16          8.11          43
1997-2 7.01     0.43     0.20             0.63              (0.43)      --                  (0.43)      7.21     9.12          6,516 1.20-4      7.90-4     38
1997-3 7.16     0.57     (0.15)          0.42              (0.57)      --                  (0.57)      7.01     6.06          6,254 1.44          8.07          95
1996-3 6.94     0.61     0.22              0.83              (0.61)      --                  (0.61)      7.16  12.32          6,790 1.60          8.47     237
1995-3 7.29     0.60     (0.35)          0.25              (0.60)      --                    (0.60)      6.94     3.75          6,726 1.52        8.56     243
Government Fund
1999-5 $10.22 $0.23 $(0.46)     $(0.23)          $(0.23)     --                 $(0.23)     $ 9.76  -4.48%-4 $5,454 1.12%-4 4.68% -4 11%
1998         9.89  0.49      0.33         0.82              (0.49)      --                  (0.49)      10.22     8.52          5,763 1.15        4.93          46
1997-2     9.43 0.38     0.46          0.84              (0.38)      --                      (0.38)      9.89     9.07          5,499 1.16-4      5.26-4     37
1997-3     9.71 0.49  (0.28)          0.21              (0.49)      --                      (0.49)      9.43     2.29          5,792 1.43          5.09          17
1996-3     9.55 0.47   0.16          0.63              (0.47)      --                      (0.47)      9.71      6.56          6,856 1.59          4.77     190
1995-3     9.70 0.39 (0.15)          0.24              (0.39)      --                      (0.39)      9.55     2.67          7,653  1.52          4.12     318
Bond Fund-1
1999-5     $21.21 $0.50 $(0.79) $(0.29)      $(0.50)     --                      $(0.50) $20.42 -2.78%-4     $ 640 1.07%-4  4.79%-4  9%
1998         20.75      1.03   0.46     1.49          (1.03)     --                          (1.03) 21.21     7.33              824 1.11          4.92          82
1997         20.63      1.08 (0.121)  1.20          (1.08)     --                          (1.08) 20.75     6.04           1,127 1.65          4.79          49
1996         21.17      1.07 (0.55)    0.52          (1.06)      --                      (1.06)    20.63     2.55          4,088 1.51          4.86          94
1995         19.62      1.17 1.55       2.72          (1.17)     --                      (1.17)      21.17     14.11     5,792     1.35     5.49          58

1 Data prior to June 13, 1997 represents Madison Bond Fund, Inc.

2 For the nine-month period ended December 31, 1997.

3 For the year ended March 31.

4 Annualized.

5 For the six-month period ended June 30, 1999.

Notes: Effective July 31, 1996, the investment advisory services for the High Yield and Government Funds transferred to Madison Mosaic, LLC from Bankers Finance Investment Management Corp.

Mosaic Income Trust Notes to Financial Statements For the Six Months Ended June 30, 1999 (unaudited)

1. Summary of Significant Accounting Policies. Mosaic Income Trust (the "Trust") is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as an open-end, diversified investment management company. As of the date of this report, the Trust maintained three separate funds whose principal objectives were to obtain high current income. The High Yield Fund invested in long-term debt securities which may include securities rated as low as "Caa" or "CCC" by Moody's Investors Service, Inc. or Standard & Poor's Corporation, respectively. The Government Fund investrd in securities of the U. S. Government and its agencies. The Bond Fund invested in investment grade corporate, government and government agency fixed-income securities. Data for the Bond Fund prior to June 13, 1997 represents the former Madison Bond Fund, Inc. which merged ino the Trust on such date. The Bond Fund merged into the High Yield Fund on July 1, 1999. Comtemporaneously with the merger, the High Yield Fund's name changed to the Intermediate Income Fund and it began following policies of investing only in securities with maturities of 10 years or less, with no more than 35% of total assets beling below investment grade.

Securities Valuation: Securities having maturities of 60 days or less are valued at amortized cost, if determined to approximate market value. Securities having longer maturities, for which market quotations are readily available, are valued at the mean between their bid and asked prices. Securities for which market quotations are not readily available are valued at their fair value as determined in good faith by the Trustees. Investment transactions are recorded on the trade date. The cost of investments sold is determined on the identified cost basis for financial statement and federal income tax purposes. Repurchase Agreements are valued at amortized cost, which approximates market value.

Investment Income: Interest income, net of amortization of premium or discount, and other income (if any) is accrued as earned. Dividends: Net investment income, determined as gross investment income less expenses, is declared as a regular dividend each business day. Dividends are distributed to shareholders or reinvested in additional shares as of the close of business at the end of each month. Capital gains distributions, if any, are declared and paid annually at calendar year end. Additional distributions may be made if necessary. Income Tax: In accordance with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies, substantially all of the taxable income of each fund is distributed to it shareholders and therefore, no income tax provision is required. As of December 31, 1998, the High Yield, Government, and Bond Funds had available for federal income tax purposes the following unused capital loss carryovers:

Expiration Date         High Yield Fund      Government Fund     Bond Fund

December 31, 2002     $740,266                      --                      $188,652

December 31, 2003              --                      $268,589                  94,831

December 31, 2004              --                          44,628                          --

December 31, 2005              --                  64,210 293

December 31, 2006        239,050                      --                                  --

Use of Estimates: The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Fiscal Year and Accountants: Beginning April 1, 1997 the Trust's fiscal year changed to December 31 and the Trust changed its Independent Auditors to Deloitte & Touche LLP.

2. Investments in Repurchase Agreements. When the Trust purchases securities under agreements to resell, the securities are held for safekeeping by the Trust's custodian bank as collateral. Should the market value of the securities purchased under such an agreement decrease below the principal amount to be received at the termination of the agreement plus accrued interest, the counterparty is required to place an equivalent amount of additional securities in safekeeping with the Trust's custodian bank. Repurchase agreements may be terminated within seven days. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Trust, along with other registered investment companies having Advisory and Services Agreements with the same advisor, transfers uninvested cash balances into a joint trading account. The aggregate balance in this joint trading account is invested in one or more consolidated repurchase agreements whose underlying securities are U.S. Treasury or federal agency obligations.

3. Investment Advisory Fees and Other Transactions with Affiliates. The Investment Advisor to the Trust, Madison Mosaic, LLC ("the Advisor"), earns an advisory fee equal to 0.625% per annum of the average net assets of the Trust's High Yield and Government Funds and 0.50% per annum of the average net assets of the Bond Fund; the fees are accrued daily and are paid monthly. The Advisory Agreement between the Trust and the Advisor was approved at the special meeting of the Trust's shareholders on July 29, 1996.

4. Aggregate Cost and Unrealized Appreciation (Depreciation). The aggregate cost for federal income tax purposes and the net unrealized appreciation (depreciation) are stated as follows as of June 30, 1999:

                                                         High Yield Fund    Government Fund    Bond Fund

Aggregate Cost                                      $5,086,812      $5,399,693          $638,158

Gross unrealized appreciation                         60,280              45,814              3,164

Gross unrealized depreciation                      (107,912)              (50,449)          (10,945)

Net unrealized appreciation (depreciation) $ (47,632)              $ (4,635)          $ (7,781)

5. Other Expenses. Effective November 1, 1997, all expenses and support services are provided by the Advisor under a Service Agreement for a fee based on a percentage of average net assets. This percentage is 0.53% for the High Yield Fund, 0.52% for the Government Fund and 0.60% for the Bond Fund; the fees are accrued daily and paid monthly.

The Advisor is also responsible for the fees and expenses of Trustees who are affiliated with the Advisor and certain promotional expenses.

6. Net Assets. At June 30, 1999, net assets include the following:

                                                                             High Yield Fund Government Fund Bond Fund

Net paid in capital on shares of beneficial interest     $6,586,616      $5,823,716          $931,716

Undistributed net investment income                                          1              --                      --

Accumulated net realized gains                                  (1,280,853)      (365,535)          (283,890)

Net unrealized depreciation on investments                      (47,632)          (4,635)              (7,781)

Total net assets                                                            $5,258,132      $5,453,546          $640,045

The High Yield Fund reclassified $889,905 from accumulated net realized losses to paid in capital as a result of permanent book and tax differences relating to expired capital loss carryovers for the year ended December 31, 1998. The reclassification had no impact on net asset value.

7. Investment Transactions. Purchases and sales of securities other than short-term securities for the six months ended June 30, 1999 were as follows:

                                                                     High Yield Fund Government Fund Bond Fund

Purchases                                                       $2,242,068          $605,363              $ 64,441

Sales                                                                   2,905,169          588,577              170,111

8. Capital Share Transactions. An unlimited number of capital shares, without par value, are authorized. Transactions in capital shares for the following periods were:

                                                                               High Yield Fund            Government Fund                   Bond Fund
                                                                             Six Months   Year             Six Months Year             Six Months    Year
                                                                             Ended June   Ended          Ended June Ended          Ended  June    Ended
                                                                              30, 1999         December   30, 1999       December   30, 1999        December
                                                                             (unaudited)     31, 1998     (unaudited)  31, 1998       (unaudited)  31, 1998
In Dollars
Shares sold                                                       $ 396,071         $1,538,776      $297,274     $711,549          $ 280          $ 21,820
Shares issued in reinvestment of dividends 137,115              416,840          117,704          252,269     15,879          43,625
Total shares issued                                               533,186          1,955,616          414,978     963,818         16,159          65,445
Shares redeemed                                           (1,108,013)          (2,059,115)      (466,842)   (883,583)   (170,529)      (391,417)
Net increase (decrease)                                  $ (574,827)     $ (103,499)     $ (51,864)      $ 80,235     $(154,370)  $(325,972)
In Shares
Shares sold                                                           55,005              215,057          29,773              70,939                 13      1,050
Shares issued in reinvestment of dividends  23,855              58,572          11,830                  25,110              766      2,084
Total shares issued                                               78,860          273,629          41,603                  96,049              779       3,134
Shares redeemed                                               (163,972)      (288,852)          (46,564)              (88,226)      (8,256)     (18,595)
Net increase (decrease)                                      (85,112)          (15,223)          (4,961)                  7,823      (7,477)     (15,461)

Telephone Numbers

Shareholder Service
Washington, DC area:             703 528-6500
Toll-free nationwide:             1 888 670-3600

Mosaic Tiles (24 hour automated information)
Toll-free nationwide: 1 888 336-3063

The Mosaic Family of Mutual Funds

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Mosaic Tax-Free Trust
Mosaic Tax-Free Arizona Fund
Mosaic Tax-Free Maryland Fund
Mosaic Tax-Free Missouri Fund
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Mosaic Tax-Free National Fund
Mosaic Tax-Free Money Market

Mosaic Government Money Market

For more complete information on any Mosaic Fund, including charges and expenses, request a prospectus by calling the numbers above. Read it carefully before you invest or send money.

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